Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 10: OTHER CURRENT LIABILITIES

The following table presents the components of other current liabilities as of the dates indicated:

	June 30,	December 31,
	2025	2024
Royalty payable – ONRR	$52,557	$27,896
Installment agreement – ONRR	—	19,681
Total other current liabilities	$52,557	$47,577

NOTE 10: OTHER CURRENT LIABILITIES

The following table presents the components of other current liabilities as of the dates indicated:

	December 31,	December 31,
	2024	2023
Royalty payable – ONRR	$27,896	$45,059
Installment agreement – ONRR	19,681	—
Total other current liabilities	$47,577	$45,059